Related Party Transactions and Key Management Personnel (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of transactions between related parties [Abstract]
Disclosure of related parties transactions [Table Text Block]
	2026	2025
	$	$
Salaries, consulting and management fees(1)(2)	6,013	3,335
Directors' fees(1)	351	300
General and administrative expenses	843	629
Share-based compensation	7,572	5,181
	14,779	9,445